Coal Trading (Tables) - Coal Trading [Member]	12 Months Ended
Dec. 31, 2014
Coal Trading [Line Items]
Trading revenue by type of instrument
Trading revenues recognized during the years ended December 31, 2014, 2013 and 2012 were as follows:

	Year Ended December 31,
Trading Revenue by Type of Instrument	2014	2013	2012
	(Dollars in millions)
Commodity futures, swaps and options	$92.3	$183.9	$159.9
Physical commodity purchase/sale contracts	(33.9)	(117.9)	(8.1)
Total trading revenue	$58.4	$66.0	$151.8

Fair value of assets and liabilities from coal trading activities and related balance sheet offsetting disclosures
The fair value of assets and liabilities from coal trading activities presented on a gross and net basis as of December 31, 2014 and 2013 is set forth below:

Affected line item in the consolidated balance sheets	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Consolidated Balance Sheets	Variation margin (held) posted (1)	Net Amounts of Assets (Liabilities) Presented in the Consolidated Balance Sheets
	(Dollars in millions)
	Fair Value as of December 31, 2014
Assets from coal trading activities, net	$342.5	$(248.3)	$(36.6)	$57.6
Liabilities from coal trading activities, net	(285.0)	248.3	4.0	(32.7)
Total, Net	$57.5	$—	$(32.6)	$24.9

	Fair Value as of December 31, 2013
Assets from coal trading activities, net	$418.8	$(324.7)	$(58.0)	$36.1
Liabilities from coal trading activities, net	(332.7)	324.7	1.9	(6.1)
Total, Net	$86.1	$—	$(56.1)	$30.0

(1)	None and $42 million of the net variation margin held at December 31, 2014 and 2013, respectively, related to cash flow hedges.

Fair value coal trading net assets (liabilities) measured on recurring basis
The following tables set forth the hierarchy of the Company’s net financial asset (liability) coal trading positions for which fair value is measured on a recurring basis as of December 31, 2014 and 2013:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Dollars in millions)
Commodity futures, swaps and options	$(0.2)	$32.6	$—	$32.4
Physical commodity purchase/sale contracts	—	(9.6)	2.1	(7.5)
Total net financial (liabilities) assets	$(0.2)	$23.0	$2.1	$24.9

	December 31, 2013
	Level 1	Level 2	Level 3	Total
		(Dollars in millions)
Commodity futures, swaps and options	$—	$26.4	$—	$26.4
Physical commodity purchase/sale contracts	—	1.5	2.1	3.6
Total net financial assets	$—	$27.9	$2.1	$30.0

Schedule of quantitative unobservable inputs, physical commodity purchase/sale contracts
The following table summarizes the quantitative unobservable inputs utilized in the Company's internally-developed valuation models for physical commodity purchase/sale contracts classified as Level 3 as of December 31, 2014:

	Range		Weighted
Input	Low	High	Average
Quality adjustments	8%	12%	9%
Location differentials	19%	19%	19%

Change in the Company's recurring Level 3 net financial assets
The following table summarizes the changes in the Company’s recurring Level 3 net financial assets:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Beginning of year	$2.1	$5.2	$8.7
Total gains realized/unrealized:
Included in earnings	6.7	0.3	17.5
Settlements	(6.7)	(3.4)	(21.0)
End of year	$2.1	$2.1	$5.2

Changes in unrealized gains (losses) relating to Level 3 net financial assets
The following table summarizes the changes in net unrealized gains (losses) relating to Level 3 net financial assets held both as of the beginning and the end of the period:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Changes in unrealized gains (losses) (1)	$2.1	$(0.4)	$4.1

(1)
Within the consolidated statements of operations and consolidated statements of comprehensive income for the periods presented, unrealized gains and losses from Level 3 items are combined with unrealized gains and losses on positions classified in Level 1 or 2, as well as other positions that have been realized during the applicable periods.

Schedule of future realization of the Company's trading portfolio
As of December 31, 2014, the timing of the estimated future realization of the value of the Company’s trading portfolio was as follows:

Percentage of
Year of Expiration	Portfolio Total

2015	77%
2016	19%
2017	3%
2018	1%
100%